Condensed Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 63,058,000	$ 15,872,000	$ 146,019,000	$ 48,344,000	$ 64,342,426	$ 51,821,294	$ 33,353,084
Salaries, wages and benefits	39,752,000	9,458,000	110,750,000	28,980,000	36,332,883	30,752,435	22,342,489
Professional fees	2,352,000	265,000	5,111,000	1,151,000	3,612,484	1,976,670	951,918
Supplies	3,406,000	1,015,000	7,665,000	2,851,000	3,708,846	2,840,830	2,076,364
Rents and leases	1,663,000	325,000	3,725,000	961,000	1,287,668	884,936	851,723
Other operating expenses	5,018,000	1,736,000	12,954,000	4,980,000	8,289,531	8,390,617	5,399,655
Provision for doubtful accounts	662,000	617,000	1,664,000	1,803,000	2,238,902	2,424,283	1,803,930
Depreciation and amortization	913,000	248,000	3,114,000	728,000	976,260	966,574	739,824
Interest expense, net	1,928,000	191,000	4,143,000	549,000	738,208	773,752	729,043
Sponsor management fees	545,000	105,000	1,135,000	105,000
Transaction-related expenses	2,233,000	91,000	10,594,000	104,000
Total expenses	58,472,000	14,051,000	160,855,000	42,212,000	57,184,782	49,010,097	34,894,946
Income (loss) from continuing operations before income taxes	4,586,000	1,821,000	(14,836,000)	6,132,000	7,157,644	2,811,197	(1,541,862)
Provision for income taxes	864,000	172,000	3,382,000	459,000	(476,546)	(53,390)	(20,000)
Income (loss) from continuing operations	3,722,000	1,649,000	(18,218,000)	5,673,000	6,681,098	2,757,807	(1,561,862)
(Loss) income from discontinued operations, net of income taxes	(599,000)	(83,000)	(765,000)	13,000	(471,121)	118,812	(155,996)
Net income (loss)	3,123,000	1,566,000	(18,983,000)	5,686,000	6,209,977	2,876,619	(1,717,858)
Unaudited proforma income tax expense					(2,448,357)
Unaudited proforma net income					$ 3,761,620
Basic earnings per share:
Income (loss) from continuing operations	$ 0.21	$ 0.09	$ (1.03)	$ 0.32	$ 0.38	$ 0.16	$ (0.09)
(Loss) income from discontinued operations	$ (0.03)		$ (0.05)		$ (0.03)		$ (0.01)
Net income (loss)	$ 0.18	$ 0.09	$ (1.08)	$ 0.32	$ 0.35	$ 0.16	$ (0.10)
Diluted earnings per share:
Income (loss) from continuing operations	$ 0.21	$ 0.09	$ (1.03)	$ 0.32	$ 0.38	$ 0.16	$ (0.09)
(Loss) income from discontinued operations	$ (0.03)		$ (0.05)		$ (0.03)		$ (0.01)
Net income (loss)	$ 0.18	$ 0.09	$ (1.08)	$ 0.32	$ 0.35	$ 0.16	$ (0.10)
Unaudited proforma net income per unit:
Basic					$ 0.21
Diluted					$ 0.21
Shares outstanding:
Basic	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116
Diluted	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116